Cover	Sep. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2026
Entity File Number	000-56776
Entity Registrant Name	Eagle Point Trinity Senior Secured Lending Co
Entity Central Index Key	0002027033
Entity Tax Identification Number	99-2899518
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	600 Steamboat Road
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	203
Local Phone Number	340-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true